CERT NYS

1-10691

Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

14025242

NYSE EURONEXT

February 5, 2014

RECEIVED
FEB 05 2014
The Division of
Investment Management

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Nuveen Pennsylvania Investment Quality Municipal Fund, MuniFund Term Preferred Shares of Beneficial Interest, $10.00 liquidation preference per share, 2.10% Series 2015 and 2.15% Series 2015, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on January 31, 2014. Tentative listing date – February 10, 2014.

Sincerely,

emecabe@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5026
F +1 (212) 656-5893
www.nyx.com